Line of Credit Arrangement	12 Months Ended
Dec. 31, 2024
Line of Credit Arrangement [Abstract]
LINE OF CREDIT ARRANGEMENT
NOTE 7:-	LINE OF CREDIT ARRANGEMENT

On April 5, 2022, the Company entered into a secured line of credit agreement for up to $15,000 (the “Credit Line”) with Kreos Capital VI (Expert Fund) LP (“Kreos”). The Credit Line is comprised of three tranches in the amount of $10,000, $2,500 and $2,500, respectively, in which the first tranche and in the amount of $10,000 (the “First Tranche”) and the second tranche in the amount of $2,500 (the “Second Tranche) were drawn on April 26, 2022 and July 19, 2022, respectively. In addition, in accordance with the Credit Line agreement, the Company will issue to Kreos warrants to purchase the Company’s Ordinary shares equal to 8% of the amount of each tranche, when and if borrowed, with an exercise price of $154.05 per share. The expiration date for each warrant issued will be seven years from the agreement date.

Accordingly, as a result of the First Tranche and Second Tranche withdrawal, the Company issued to Kreos warrants to purchase 6,491 Ordinary shares of the Company, at an exercise price of $154.05 per share.

On each drawdown date, the Company shall pay to Kreos on the drawdown date the last period payment for such drawdown. For the First Tranche and Second Tranche, the amount the Company paid was $317 and $85, respectively. The third and final tranche of $2,500 will never be drawn since the third tranche milestone has not been met.

The Company has concluded that the Credit Line includes several legally detachable and separately exercisable freestanding financial instruments: The First Tranche term loan, the warrants, and the right to receive additional loan tranches that was recognized as FCA.

The Company has concluded that the warrants should be classified as equity since the warrants are not an ASC 480 liability, are indexed to the Company’s own Ordinary share and meet all the equity classification conditions pursuant to ASC 815-40. The Company has also concluded that the FCA is not indexed to the Company’s own Ordinary share and should be measured at fair value, with changes in fair value recognized in earnings. In addition, the First Tranche and the Second Tranche term loan were accounted for using the effective interest method.

The Company allocated the proceeds received to the FCA at fair value. The remaining proceeds were allocated between the warrants and the First Tranche term loan using the relative fair value method. The proceeds allocation resulted in $9,532 allocated to the First Tranche and $468 allocated to the warrants, net of issuance costs. The proceeds allocated to the FCA were immaterial.

The Company allocated the proceeds received under the Credit Line between the warrants and the Second Tranche term loan using the relative fair value method. The proceeds allocation resulted in $2,380 allocated to the Second Tranche and $120 allocated to the warrants.

On March 29, 2023, the Company entered into an amendment to the Credit Line (the “Amendment”). Pursuant to the Amendment, 70% of the remaining principal and interest repayments will be delayed and repaid on a monthly equal basis from August 2024 to May 2026. The amended secured Credit Line bore interest at the rate of 10%. In addition, the Company paid to Kreos a restructuring fee consisting of 1% on the closing date of the Amendment and will pay an incremental 3% at the maturity of the Amendment. In return for this additional deferral of repayment, Kreos has the right to receive a potential claw-back payment on account of the then outstanding principal amount (the “Claw-Back”). This Claw-Back mechanism will be triggered by additional incoming funds from future collaboration and partnership agreements or additional funding. If triggered, the minimum Claw-Back to be paid will be $1,500, but will not exceed $3,000. During the first quarter of 2024, the Company repaid $1,500 due to the Claw-Back.

Further to the above, the warrants to purchase 6,491 Ordinary shares of the Company issued to Kreos were repriced and as a result bear an exercise price of $12.60 per share. As a result of the modification, the Company recorded an incremental value in the amount of $31, that was calculated based on the Black-Scholes option pricing model, which increased the additional paid-in capital against an offset of the long-term debt due to the Credit Line.

On August 1, 2024, the Company entered into a second amendment (the “Second Amendment”) to the Credit Line. Pursuant to the Second Amendment, 60% of the remaining principal and interest repayments under the Credit Line will be delayed and repaid on a monthly equal basis from April 1, 2025. The amended secured Credit Line now bears interest at a rate of 12.00%, and the Company will pay a restructuring fee to Kreos of $125. In return for this additional deferral of repayment, Kreos has the right to receive a potential Claw Back.

The Claw Back to be paid will not exceed $4,500, out of which $1,904 was already paid as of December 31, 2024. As part of the Second Amendment, the Company issued to Kreos a warrant to purchase 40,000 Ordinary shares of the Company at an exercise price of $3.61 per share.

The Company evaluated the amendments under ASC 470-50, “Debt - modification and extinguishment”, and concluded that the terms of the new debt and the original debt are not substantially different, therefore the debt restructuring is accounted as debt modification where no gain or loss was recognized.

The Credit Line is denominated in U.S. dollars and bears interest at an annual rate equal to 9.25% until the First Amendment, 10% from the First Amendment to the Second Amendment, and 12% From the Second Amendment. The interest paid due to the Credit Line for the years ended December 31, 2024 and 2023 amounted to $950 and $1,038, respectively.

During the years ended December 31, 2024 and 2023, the Company recognized $1,651 and $1,685 of interest expenses related to the Credit Line, respectively, which were included as part of financial expenses in the Company’s statements of operations.

In addition, the Company’s debt includes the Claw-Back feature, which meets the definition of embedded derivative under ASC 815 And was not clearly and closely related to the debt host. Consequently, the embedded derivative was bifurcated and accounted for separately at fair value. The fair value of the derivative amounted to $19 and $60 as of December 31, 2024 and December 31, 2023, respectively. Changes in the fair value of the derivative liabilities are determined at each period end. The liability due to the derivative was classified under other long-term liabilities in the consolidated balance sheet as of December 31, 2024.

The Company incurred debt restructuring costs, which were fully paid in cash, and are presented as a direct deduction against the carrying amount of the debt and amortized to interest expense using the effective interest method.